Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Foreign exchange losses	$ 4,166	$ 1,464
IPO | Other Non-current Assets
Summary Of Significant Accounting Policies [Line Items]
Deferred costs	$ 3,000		$ 100